Income Tax (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax [Line Items]
Corporate income taxes rate	21.00%	21.00%	21.00%	21.00%
Income tax rate	4.30%	8.00%	7.90%	9.50%
Income tax rate	20.60%	37.50%
Income tax benefit	$ (521,654)	$ 731,997	$ 1,182,933	$ 821,896
Pre-tax loss	(2,528,497)	1,939,885	3,078,155	2,200,467
Accrued income tax			60,487
Deferred tax liabilities	895,206		35,199	211,100
Deferred tax assets	6,262,087		6,036,332	3,951,700
Net operating loss carryforwards			40,000.00	90,000.00
Deferred rent			5,810,000
Inventory allowance	330,000		186,000	155,400
Deferred tax liabilities	5,366,881		6,001,133	3,740,600
Accumulated depreciation	493,881		482,133	230,600
ROU asset	$ 4,873,000		5,519,000	3,510,000
Deferred tax liabilities			$ 40,000.00	210,000
Carried forward period	20 years		20 years
Accrued income tax related penalty	$ 63,812	55,604
Net operating loss carryforwards	716,087		$ 40,332	93,800
Offset taxable income	$ 5,200,000		5,810,000	3,702,500
Taxable income rate	80.00%
Canada [Member]
Income Tax [Line Items]
Deferred tax liabilities	$ 62,206		40,199
Deferred Income Tax Charge [Member]
Income Tax [Line Items]
Deferred tax liabilities	497,939		$ 35,199
Deferred rent				3,700,000
United States [Member]
Income Tax [Line Items]
Corporate income taxes rate			21.00%
Income tax benefit	(495,494)	739,653	$ 1,222,940	821,896
Pre-tax loss	2,400,000	2,000,000	3,300,000
Pre-tax book income			$ 3,080,000.00	2,200,000
New York [Member]
Income Tax [Line Items]
Income tax rate			8.45%
New York [Member] | Domestic Tax Jurisdiction [Member]
Income Tax [Line Items]
Income tax rate			6.50%
New Jersey [Member]
Income Tax [Line Items]
Income tax rate			9.00%
Florida [Member] | One Subsidiary [Member]
Income Tax [Line Items]
Income tax rate			5.50%
Texas [Member]
Income Tax [Line Items]
Income tax rate			0.75%
California [Member]
Income Tax [Line Items]
Income tax rate			8.84%
District of columbiya [Member]
Income Tax [Line Items]
Income tax rate			8.25%
Canada [Member]
Income Tax [Line Items]
Corporate income taxes rate			15.00%
Income tax rate			11.50%
Income tax benefit	(26,160)	(7,656)	$ (40,007)
Pre-tax loss	100,000	100,000	200,000
Deferred tax liabilities				211,100
Pre-tax book loss			$ 0.2
Canada [Member] | Fly Toronto Corp [Member]
Income Tax [Line Items]
Income tax benefit	$ 26,160	$ 7,656